Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail) - Employees Stock Option Scheme - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period	117,841,600	133,673,650	31,534,850
Equity shares allocated for grant under the plan	0.0	0.0	100,000,000.0
Options granted	(19,895,000.0)	(16,882,050.0)	(0.0)
Forfeited/lapsed	3,260,085	1,050,000	2,138,800
Options available to be granted, end of period	101,206,685	117,841,600	133,673,650